Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Additional paid- in capital	Treasury Stock	Accumulated other comprehensive income	Accumulated Deficit	Noncontrolling interest	Multiple Voting Shares	Subordinate, Restricted, and Limited Voting Shares	Exchangeable Shares	Total
Balance, Beginning at Dec. 31, 2021	$ 1,289,827	$ (7,828)	$ 3,266	$ (265,202)					$ 1,020,063
Balance, Beginning (Shares) at Dec. 31, 2021		(568,000)				3,696,000	56,337,000	7,368,000
Consolidated Statements of Shareholders' Equity
Stock-based compensation	46,115								46,115
Stock-based compensation (Shares)							2,109,000
Tax withholding on stock-based compensation awards	(5,258)								(5,258)
Tax withholding on stock-based compensation awards (Shares)							(676,000)
Share issuance - related party - consulting services	707								707
Share issuance - related party - consulting services (Shares)							76,000
Share issuance - earn-out consideration (Value)	11,748						$ 1,029		11,748
Share issuance - earn-out consideration (Shares)							1,029,000
Conversion of Exchangeable Shares (Shares)							2,006,000	(2,006,000)
Consolidation of variable interest entities					$ 12,019				12,019
Share issuance - business combinations and asset acquisitions (Value)	6,352								6,352
Share issuance - business combinations and asset acquisitions (Shares)								682,000
Exercise of options, net of options sold to cover income taxes (Value)	300								$ 300
Exercise of options, net of options sold to cover income taxes (Shares)							33,000		33,000
Repurchase of Equity Shares (Value)	(78)	$ (1,159)							$ (1,237)
Repurchase of Equity Shares (Shares)		(77,000)					(5,000)
Net loss				(245,466)	(10,019)				(255,485)
Balance, Ending (Value) at Dec. 31, 2022	1,349,713	$ (8,987)	3,266	(510,668)	2,000				835,324
Balance, Ending (Shares) at Dec. 31, 2022		(645,000)				3,696,486	60,909,492	6,044,339
Consolidated Statements of Shareholders' Equity
Stock-based compensation	16,412								16,412
Stock-based compensation (Shares)							3,262,000
Tax withholding on stock-based compensation awards	(366)								(366)
Tax withholding on stock-based compensation awards (Shares)							(93,000)
Share issuance - related party - consulting services	79								79
Share issuance - related party - consulting services (Shares)							66,000
Acquisition of variable interest entity	115				(6,059)				(5,944)
Acquisition of variable interest entity (Shares)								233,000
Share issuance - earn-out consideration (Value)	4,647								$ 4,647
Share issuance - earn-out consideration (Shares)								3,798,000
Conversion of Exchangeable Shares (Shares)							430,000	(430,000)
Exercise of options, net of options sold to cover income taxes (Shares)									6,000
Net loss				(272,433)	(7,067)				$ (279,500)
Balance, Ending (Value) at Dec. 31, 2023	$ 1,370,600	$ (8,987)	$ 3,266	$ (783,101)	$ (11,126)				$ 570,652
Balance, Ending (Shares) at Dec. 31, 2023		(645,000)				3,696,486	64,574,077	9,645,016